Income Tax - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Taxes [Line Items]
Increase in valuation allowance	$ 14,346,481
Unrecognized tax benefits	0	$ 0
Unrecognized tax benefits income tax penalties and interest recognized	0	0
Unrecognized tax benefits income tax penalties and interest accrued	0	0
Federal
Income Taxes [Line Items]
Net operating loss carry forwards	$ 11,500,000	51,800,000
Net tax operating losses, expiration	Expire in varying amounts during the tax years 2025 and 2035.
Federal | Earliest Tax Year [Member]
Income Taxes [Line Items]
Tax years open to examination	2012
Federal | Latest Tax Year [Member]
Income Taxes [Line Items]
Tax years open to examination	2015
State
Income Taxes [Line Items]
Net operating loss carry forwards	$ 8,200,000	$ 32,500,000
Net tax operating losses, expiration	Expire in varying years from 2025 to 2035.